Proskauer Rose LLP Eleven Times Square New York, NY 10036-8299

October 25, 2018

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549
Attention: Frank Buda

Re:	Advantage Funds, Inc.

(Registration Nos: 33-51061 and 811-07123)

Ladies and Gentlemen:

On behalf of the above referenced registrant (the "Registrant"), transmitted for filing pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended (the "Securities Act"), is Post-Effective Amendment No. 150 (the "Amendment") to the Registrant's Registration Statement on Form N-1A (the "Registration Statement"), which is being filed in order to make certain changes to the policy of Dreyfus Opportunistic Midcap Value Fund (the "Fund"), a series of the Registrant, with respect to the investment of 80% of the Fund's net assets (the "80% policy"). The Registrant filed a supplement to the Fund's prospectus on Form 497 on November 13, 2017 to provide Fund shareholders with 60 days' notice of the change to the Fund's 80% policy, as required by Rule 35d-1 under the Investment Company Act of 1940, as amended. The change to the Fund's 80% policy became effective on January 12, 2018.

The prospectus and statement of additional information included in the Amendment are marked to show changes from the currently effective versions thereof.

The Registrant intends to file a subsequent amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act prior to the effective date of the Amendment in order to file certain exhibits, including the consent of the Fund's independent registered public accounting firm, update financial and other information, incorporate comments of the staff of the Securities and Exchange Commission and make certain other revisions.

Please telephone the undersigned at 212.969.3722, or Max Vogel of this office at 212.969.3376, if you have any questions.

Very truly yours,

/s/ Robert Spiro
Robert Spiro

cc:	David Stephens

Max Vogel

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